Deposits for Non-Current Assets - Schedule of Deposits for Non-Current Assets (Parenthetical) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Capital Addition Purchase Commitments [Member] USD ($)	Dec. 31, 2013 Capital Addition Purchase Commitments [Member] CNY	Dec. 31, 2013 Construction Arrangement [Member] USD ($)	Dec. 31, 2013 Construction Arrangement [Member] CNY	Dec. 31, 2012 Construction Arrangement [Member] CNY
Valuation and Qualifying Accounts Disclosure [Line Items]
Commitments to purchase certain medical equipment				$ 3,478	21,054
Deposits	$ 12,665	76,669	162,938			$ 4,890	29,600	29,600